Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	114,043,450.17	13,917
Yield Supplement Overcollateralization Amount 08/31/19	1,504,195.68	0
Receivables Balance 08/31/19	115,547,645.85	13,917
Principal Payments	7,590,452.07	318
Defaulted Receivables	194,271.10	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/19	1,339,439.87	0
Pool Balance at 09/30/19	106,423,482.81	13,581

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	9.97%

Prepayment ABS Speed	1.10%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	106,423,482.81

Weighted Average APR	4.24%
Weighted Average APR, Yield Adjusted	5.75%
Weighted Average Remaining Term	21.91

Delinquent Receivables:
Past Due 31-60 days	3,554,848.06	296
Past Due 61-90 days	991,021.39	79
Past Due 91-120 days	180,619.12	14
Past Due 121+ days	0.00	0
Total	4,726,488.57	389

Total 31+ Delinquent as % Ending Pool Balance	4.44%

Recoveries	243,102.02

Aggregate Net Losses/(Gains) - September 2019	-48,830.92

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.51%
Prior Net Losses Ratio	0.02%
Second Prior Net Losses Ratio	1.44%
Third Prior Net Losses Ratio	0.45%
Four Month Average	0.35%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.94%

Flow of Funds	$ Amount
Collections	8,233,965.66
Advances	775.05
Investment Earnings on Cash Accounts	33,081.44
Reserve Fund Balance	17,081,024.89
Servicing Fee	(96,289.70)
Interest Rate Swap Receipt	0.00
Aggregate Purchase Amount	107,957,193.78
Transfer to Collection Account	0.00
Available Funds	133,209,751.12

Distributions of Available Funds
(1) Class A Interest	126,591.00
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	103,719,350.60
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	29,325,897.85
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	133,209,751.12

Servicing Fee	96,289.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 09/16/19	103,719,350.60
Principal Paid	103,719,350.60
Note Balance @ 10/15/19	0.00

Class A-1
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2a
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2b
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-3
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-4
Note Balance @ 09/16/19	82,559,350.60
Principal Paid	82,559,350.60
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class B
Note Balance @ 09/16/19	21,160,000.00
Principal Paid	21,160,000.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	164,502.67
Total Principal Paid	103,719,350.60
Total Paid	103,883,853.27

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.02750%
Coupon	2.42750%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.84000%
Interest Paid	126,591.00
Principal Paid	82,559,350.60
Total Paid to A-4 Holders	82,685,941.60

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	21,160,000.00
Total Paid to B Holders	21,197,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1630095
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	102.7779050
Total Distribution Amount	102.9409145

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.0127280
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	660.4748048
Total A-4 Distribution Amount	661.4875328

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/19	39,322.01
Balance as of 09/30/19	40,097.06
Change	775.05

Reserve Account
Balance as of 09/16/19	17,081,024.89
Investment Earnings	30,911.29
Investment Earnings Paid	(30,911.29)
Deposit/(Withdrawal)	(17,081,024.89)
Balance as of 10/15/19	0.00
Change	(17,081,024.89)

Required Reserve Amount	0.00